Financial instruments and risk management - Classification (Details) - Financial risks management - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 34,844,680	R$ 37,168,630
Financial liabilities	110,288,186	127,361,288
Financial Liabilities, Net of Financial Assets	75,443,506	90,192,658
Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	104,637,353	116,906,468
Financial liabilities at amortised cost, category [member] | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,951,839	6,033,285
Financial liabilities at amortised cost, category [member] | Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	91,627,156	101,435,531
Financial liabilities at amortised cost, category [member] | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,787,997	6,972,915
Financial liabilities at amortised cost, category [member] | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	112,535	120,490
Financial liabilities at amortised cost, category [member] | Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,997	2,200,917
Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	155,829	143,330
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,650,833	10,454,820
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,650,833	10,454,820
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,252,668	18,779,953
Financial assets at amortised cost, category [member] | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,283,589	9,018,818
Financial assets at amortised cost, category [member] | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,287,028	9,132,860
Financial assets at amortised cost, category [member] | Other assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	682,051	628,275
At fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Financial assets	931,722	1,138,066
At fair value through other comprehensive income | Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	931,722	1,138,066
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,660,290	17,250,611
At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,156,340	3,887,100
At fair value through profit or loss | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 8,503,950	R$ 13,363,511